Employee Benefits - Net Defined Benefit Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Present value of partially funded defined benefit obligations	₩ 1,481,339	₩ 1,595,423
Fair value of plan assets	(1,607,253)	(1,550,063)
Defined benefit liabilities, net	1,338	₩ 45,360
Employee benefits assets	₩ 127,252